ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
	$	$
Accounts payable and accrued liabilities	5,588,742	2,573,200
Reclamation provision(1)	1,411,293	—
Accounts payable and accrued liabilities, end of year	7,000,035	2,573,200

(1)	Provincial laws and regulations concerning environmental protection affect the Company’s exploration and operations. Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its activities and to perform site restoration and other reclamation activities. The Company’s reclamation provision is based on known requirements.

Schedule of reclamation provision

	December 31, 2022	December 31, 2021
	$	$
Balance beginning of year	—	—
Additions to reclamation provision	1,411,293	—
Balance end of year	1,411,293	—